Long-Term Investments, Net - Schedule of Net is Recorded as Other Income (expense) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of net is recorded as other income (expense) [Line Items]
Realized gain from sale				$ 1,541,736	$ 1,543,543
Unrealized loss (including impairment)			(31,175,650)		(31,137,972)	(21,045,243)
Dividend income		$ 236,870		1,404,303	1,670,045	1,154,749
Investment income (loss), net	404	(792,907)	(36,900)	488,589	$ (6,878,869)	$ (8,937,431)
Investment C [Member]
Schedule of net is recorded as other income (expense) [Line Items]
Unrealized gain (loss) from the changes in fair value	404	(11)	778	87
Investment F [Member]
Schedule of net is recorded as other income (expense) [Line Items]
Unrealized loss (including impairment)		$ (1,029,766)		(2,457,537)
Investment B [Member]
Schedule of net is recorded as other income (expense) [Line Items]
Unrealized loss (including impairment)			$ (37,678)